Goodwill	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Goodwill
13.	Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2020 consisted of the following:

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Beginning balance	276,905	302,158
Addition/(decrease) during the year (note 5)	25,253	(27,591)
Goodwill	302,158	274,567

The Group did not incur impairment loss on goodwill for the years ended December 31, 2018 and 2019, and incurred RMB27,591 impairment loss on goodwill for the years ended December 31, 2020.